Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 04, 2022	Dec. 31, 2022	Dec. 31, 2021
Equity (Details) [Line Items]
Ordinary shares value (in Dollars)		$ 11	$ 11
Average price percentage	90.00%
Warrant [Member]
Equity (Details) [Line Items]
Exercise price per share (in Dollars per share)		$ 11.5
GEM Investor [Member]
Equity (Details) [Line Items]
Total equity percentage		3.30%
GEM Investor [Member]
Equity (Details) [Line Items]
Ordinary shares value (in Dollars)	$ 125,000